Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial Instruments

NOTE 7—FINANCIAL INSTRUMENTS

Cash, Cash Equivalents and Marketable Securities

Cash equivalents and available-for-sale securities are classified as level 1 assets, as they have readily available market prices in an active market. The Company held no money market funds as of June 30, 2017. As of December 31, 2016, the Company held $42.3 million of money market funds. As of June 30, 2017 and December 31, 2016, the company held $4.2 million and $4.0 million, respectively, of corporate securities classified as level 1 investments.

The following tables set forth the Company’s cash and cash equivalents and available-for-sale securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term investments and other assets, net as of June 30, 2017 and December 31, 2016 (in thousands):

	June 30, 2017
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Investments and Other Assets, net
Cash	$1,470	$—	$—	$1,470	$1,470	$—
Level 1:
Corporate securities	4,018	193	—	4,211	—	4,211

Subtotal	4,018	193	—	4,211	—	4,211

Total	$5,488	$193	$—	$5,681	$1,470	$4,211

	December 31, 2016
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Investments and Other Assets, net
Cash	$1,191	$—	$—	$1,191	$1,191	$—
Level 1:
Money market funds	42,329	—	—	42,329	42,329	—
Corporate securities	3,007	1,011	—	4,018	—	4,018

Subtotal	45,336	1,011	—	46,347	42,329	4,018

Total	$46,527	$1,011	$—	$47,538	$43,520	$4,018

The corporate securities represents the Company’s investment of $3.0 million in preferred stock of a privately held company (“investee”) not affiliated with the Company. On October 28, 2016 the investee began trading shares publicly and the Company’s preferred stock was converted to publicly traded common stock. As a result, the Company classified the investment as an available for sale security. During the three and six months ended June 30, 2017, the Company recorded an unrealized loss of $0.4 million and a unrealized gain of $0.2 million, respectively associated with the change in fair value of the investee’s stock. As of June 30, 2017 and December 31, 2016, accumulated other comprehensive income associated with unrealized gains and losses for the change in fair value of the investment totaled $1.2 million and $1.0 million, respectively.

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

Long-Term Debt

Components of long-term debt including the associated interest rates and related fair values are as follows (in thousands, except interest rates):

	June 30, 2017		December 31, 2016		Stated Interest Rate
Issuance	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$419,465	$431,462	$719,465	$743,783	6.375%
2020 Notes	930,000	962,550	930,000	946,275	8.75%
2022 Private Placement Notes	270,000	279,297	270,000	280,372	8.875%
2022 Notes	900,000	978,750	600,000	655,140	7.875%

Total	$2,519,465	$2,652,059	$2,519,465	$2,625,570

The fair values of the 2019 notes, the 2020 notes, the 2022 private placement notes and the 2022 notes were considered Level 2 measurements as the values were determined using observable market inputs, such as current interest rates, prices observable from less active markets, as well as prices observable from comparable securities.

Derivative Financial Instruments

Under the Consumer Financing Program, the Company pays a monthly fee to a third-party financing provider based on the average daily outstanding balance of the installment loans and shares the liability for credit losses, depending on the credit quality of the customer. Because of the nature of certain provisions under the Consumer Financing Program, the Company records a derivative liability that is not designated as a hedging instrument and is adjusted to fair value, measured using the present value of the estimated future payments. Changes to the fair value are recorded through other loss (income), net in the Condensed Consolidated Statement of Operations. The following represent the contractual obligations with the third-party financing provider under the Consumer Financing Program that are components of the derivative:

•	The Company pays a monthly fee based on the average daily outstanding balance of the installment loans

•	The Company shares the liability for credit losses depending on the credit quality of the customer

•	The Company pays transactional fees associated with customer payment processing

During the three and six months ended June 30, 2017, the Company realized no gains or loss on its derivative instruments.

The following table summarizes the fair value, measured using Level 2 fair value inputs, and the notional amount of the Company’s outstanding derivative instrument as of June 30, 2017 (in thousands):

	June 30, 2017
	Fair Value	Notional Amount
Consumer Financing Program Contractual Obligations	$16,092	$68,076
Classified on the condensed consolidated unaudited balance sheets as:
Accrued expenses and other current liabilities	6,785
Other long-term obligations	9,307

Total Consumer Financing Program Contractual Obligation	$16,092

NOTE 9—FAIR VALUE MEASUREMENTS

Cash equivalents and available-for-sale securities are classified as level 1 assets, as they have readily available market prices in an active market. As of December 31, 2016 the Company held $42.3 million of money market funds and $4.0 million of corporate securities classified as level 1 investments. As of December 31, 2015, the Company held an immaterial amount of money market funds classified as level 1 investments.

The following tables show the Company’s cash and cash equivalents and available-for-sale securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term investments and other assets, net as of December 31, 2016 (in thousands):

	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Investments and Other Assets, net
Cash	$1,191	$—	$—	$1,191	$1,191	$—
Level 1:
Money market funds	42,329	—	—	42,329	42,329	—
Corporate securities	3,007	1,011	—	4,018	—	4,018

Subtotal	45,336	1,011	—	46,347	42,329	4,018

Total	$46,527	$1,011	$—	$47,538	$43,520	$4,018

On February 19, 2014, the Company invested $3.0 million in preferred stock of a privately held company (“investee”) not affiliated with the Company. On October 28, 2016 the investee began trading shares publicly and the Company’s preferred stock was converted to public stock. As a result, the Company classified the investment as an available for sale security.

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

Components of long-term debt including the associated interest rates and related fair values (in thousands, except interest rates) are as follows:

	December 31, 2016		December 31, 2015		Stated Interest Rate
Issuance	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$719,465	$743,783	$925,000	$879,906	6.375%
2020 Notes	930,000	946,275	930,000	756,788	8.75%
2022 Notes Private Placement Notes	270,000	280,372	300,000	296,296	8.875%
2022 Notes	600,000	655,140	—	—	7.875%

Total	$2,519,465	$2,625,570	$2,155,000	$1,932,990

The fair value of the 2019 notes, 2020 notes, 2022 private placement notes and the 2022 notes was considered a Level 2 measurement as the value was determined using observable market inputs, such as current interest rates as well as prices observable from less active markets.